As filed with the Securities and Exchange Commission on August 15, 2012.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 80
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No. 81

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
9800 Fredericksburg Road, San Antonio, TX 78288
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Adym Rygmyr, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX 78288-0227

(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

_X__ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 15th day of August, 2012.

USAA MUTUAL FUNDS TRUST

*
Daniel S. McNamara
President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
* Robert L. Mason	Chairman of the Board of Trustees
* Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)
* Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)
* Paul L. McNamara	Trustee

* Barbara B. Ostdiek	Trustee
* Michael F. Reimherr	Trustee

* By: /s/ Adym Rygmyr

/s/ Adym Rygmyr
_____________________________

Adym Rygmyr, under the Powers of Attorney dated April 15, April 16, April 17, 2012, which are incorporated herein and filed under Post Effective Amendment No. 74 with the Securities and Exchange Commission on April 27, 2012.

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EXHIBIT INDEX

101.INS XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LABXBRL Taxonomy Extension Label Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase

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